Subsequent events	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Subsequent events
28	Subsequent events

Sale of Escola de Aplicação São José dos Campos Ltda.

On January 2, 2019, the Company entered in an agreement to sell its shares of Escola de Aplicação São José dos Campos Ltda. to the minority shareholders, which is part of the Company’s Core segment. The transaction price of R$ 3,741 will be received in 16 quarterly installments from January 2022 to October 2025, adjusted by the IGP-M (Brazilian general market price index issued by the FGV – “Fundação Getúlio Vargas”). The balance of investments in Escola de Aplicação São José dos Campos Ltda. is negative in R$ 667, as of December 31, 2018.

The transaction’s rationale was to remain efficient and to keep focus on our main businesses.

As of and for the year ended December 31, 2018, the main balances of Escola de Aplicação São José dos Campos Ltda., are as follows:

2018
Assets	1,105
Liabilities	2,065
Equity	(961)
Net revenue	4,387
Loss for the year	(1,750)

Geekie transaction

On January 17, 2019, the Company entered into an agreement with its associated company Geekie buying 100.00 debentures issued at same date at par value of R$ 100.00 (a hundred reais) each, totaling R$ 10,000. The debentures are due in June 2022 and bear interest of 110% of the CDI. The debentures are convertible at the option of Arco on maturity at the same mechanics of the call and put options presented in the investment agreement, as described in Note 11.

On the same date, the Company lent R$ 4,000 to Geekie Partners S.A., the controlling shareholder of Geekie, through a mutual agreement with bullet payment in June 2022, interest of 110% of the CDI, and with their entire interest on Geekie’s shares as collateral to the transaction.

The total transaction totaled R$ 14,000 and has the purpose to support Geekie’s working capital needs.